Goodwill and Intangible Assets - Estimated future amortization expense of intangible assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
As of March 31,2023
2026	$ 4,006	$ 4,006
2027	4,006	4,006
2028	4,006	4,006
2029	4,006	4,006
2029		4,006
Thereafter	12,423	12,423
Total	31,451	$ 32,453
2025 (remainder of 2025)	$ 3,004